                                                        OMB APPROVAL
                                                        ________________________

                                                        OMB Number: 3235-0570

                                                        Expires: Oct. 31, 2006

                                                        Estimated average burden
                                                        hours per response: 19.3
                                                        ________________________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
              (Address of principal executive offices)         (Zip code)

                                 Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH
                                     45209
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                                                  GATEWAY

                                                                    FUND

                                                              SEMI-ANNUAL REPORT
                                                                JUNE 30, 2004
                                                                 (UNAUDITED)

           THE

         GATEWAY

          TRUST

     P. O. BOX 5211
CINCINNATI, OH 45201-5211
      800.354.6339

                                  GATEWAY FUND
                   TOTAL RETURNS - JUNE 30, 2004 (UNAUDITED)

                                               Average Annual Total Return
                                    --------------------------------------------------   6/30/04
                                     One     Three     Five     Ten    Since Inception    Price
                                     Year    Years    Years    Years     on 12/7/77     Per Share
                                    -----    -----    -----    -----   ---------------  ---------
GATEWAY FUND                         8.44%    2.20%    3.31%    7.70%       9.22%        $23.65

Lehman Brothers U. S. Intermediate
 Government/Credit Bond Index       (0.07%)   6.21%    6.75%    6.90%

S&P 500 Index                       19.10%   (0.69%)  (2.20%)  11.82%

                                                    Cumulative Total Return
                                    --------------------------------------------------
                                     One     Three     Five      Ten   Since Inception
                                     Year    Years    Years     Years    on 12/7/77
                                    ------   ------   ------   ------  ---------------
GATEWAY FUND                         8.44%    6.74%    17.68%  109.94%     940.85%

Lehman Brothers U. S. Intermediate
 Government/Credit Bond Index       (0.07%)  19.80%    38.64%   94.83%

S&P 500 Index                       19.10%   (2.07%)  (10.54%) 205.64%

Data sources throughout this report: Gateway Investment Advisers, L.P., Thomson Financial and Lehman Brothers, Inc.

Performance data throughout this report represents past performance and is no guarantee of future results. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted those proxies during the twelve-month period ended June 30, 2004, are available without charge: (i) upon request by calling the Fund at 800.354.6339, and (ii) from the Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

Dear Shareholder:

The uninspired equity markets that dominated the end of 2003 continued during the first six months of 2004. Corporate earnings news and economic indicators were generally positive. However, geopolitical attention remained focused on the war on terrorism, and concerns over the impact of rising oil prices on the domestic economy were prevalent.

Bond markets became tense in anticipation of rate increases by the Federal Reserve only uncertainty for bond investors was the speed and timing of the rate increases.

YEAR-TO-DATE PERFORMANCE

Option premiums generally remained at low levels, resulting in returns for the Gateway Fund below historical averages. Still, the Fund earned 2.83% for the first half of the year, ahead of money markets, most fixed income instruments and several equity market indexes such as the Dow Jones Industrial Average and the NASDAQ Composite Index. In fact, the S&P 500 Index, which has more than double the volatility of the Fund, earned 3.44% for the first six months of the year, only 61 basis points more than the Gateway Fund. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index declined 0.11%.

JANUARY RECAP

The year 2004 began with the economy growing rapidly and corporate profits up handsomely. At the Federal Reserve Board meeting held on January 21, Chairman Alan Greenspan issued a subtle warning of interest rate increases. While the Board's policy toward interest rates remained unchanged, language describing a long period of low interest rates was dropped from the report. The financial markets declined on the news (or lack thereof) but recovered some poise by month-end with the S&P 500 Index delivering a total return of 1.84% for the month of January. Bonds also reacted badly to the news as sellers reversed an upward course set earlier in January. Still, the Lehman Brothers U. S. Intermediate Government/Credit Bond Index increased by 0.66%. As interest in financial markets waned, both volatility and option prices declined. The Gateway Fund delivered a total return of 0.39% for the month of January.

FEBRUARY RECAP

The equity market slowed its advance in February, losing a good bit of both momentum and volatility. Nevertheless, Gateway Fund returns improved over January, earning 0.69% for the month of February. Market volatility and option premiums continued at modest levels, although not at historic lows. For the month, the S&P 500 Index saw continued good news on the earnings front while investors kept a wary eye on labor markets and pronouncements by the Federal Reserve Board. The S&P 500 Index returned 1.39% for the month. Calming words on interest rate hikes caused bonds to rally. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index returned 1.02% for the month. February saw both bond and equity index returns move in the direction of historic averages. The markets showed little tendency in February to break new ground, as the tone seemed more consistent with normalization.

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

MARCH RECAP

As international events (e.g., the bombing and subsequent election in Spain) collided with an apparent lack of domestic job growth in March, investors paused to interpret the new reality. February's caution turned to selling and the S&P 500 Index declined by 1.51%. The Gateway Fund produced a total return of 0.13% in March as accumulated premiums from index call options offset the decline in its stock portfolio. Bonds rallied as the stock market's decline was the bond market's good fortune. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index posted a total return of 0.78% for March. Investor anxiety translated into higher volatility for stock prices and, concurrently, higher prices for options.

APRIL RECAP

Capital markets declined in April across the asset allocation spectrum from fixed income to equity investments. As is typical in times of market stress, Gateway Fund investors suffered significantly less. Escalation in the war on terrorism, particularly in Iraq, had an unnerving effect on investors in April. To add to their collective disquietude, expectations of rising interest rates surfaced again when Alan Greenspan, chairman of the Federal Reserve Board, testified before Congress. Such concerns overshadowed a rising tide of favorable economic and corporate earnings news, and the S&P 500 Index declined by 1.57% in April. Back on the defensive after the same type of news in March, the Gateway Fund earned premiums available from index call options, but earnings were not enough to offset the entire decline in the S&P 500 Index. The Fund declined by 0.43% in April, attesting to the benefits of hedging during a period when many investment categories lost greater value. Fears of rising interest rates and inflation sent bond investors scurrying. When the March employment number exceeded expectations, bond investors became convinced that economic growth was an irrefutable fact and, therefore, sold bonds aggressively. The Lehman Brothers
U. S. Intermediate Government/Credit Bond Index declined 2.37% for the month. The April market harshness reversed much of the year-to-date gains in many asset classes, but not as dramatically in the Gateway Fund.

MAY RECAP

Equity markets recovered some dignity in May as investors were forced to consider both good economic data and, at the same time, disturbing reports on Iraq and rising oil prices. The Gateway Fund earned a total return of 0.86% in May, about equal to the net option premiums available for most of the month. On balance, investors overcame the impact of disappointments in Iraq and responded favorably to a surfeit of excellent first quarter corporate earnings reports. This reaction drove the S&P 500 Index to a gain of 1.37% for the month, with little reflection of the dichotomy between the blue-chip and growth-oriented ends of the market. Bond investors continued to show concern regarding the Federal Reserve Board's previously announced plans to raise interest rates in the face of early evidence of inflationary pressures. Most of the damage occurred in the first half of the month, as rates spiked sharply before easing toward month-end. Nevertheless, the Lehman Brothers U. S. Intermediate Government/Credit Bond Index edged down 0.45% in May, furthering the rather significant loss registered in April.

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

JUNE RECAP

In the month of June, the S&P 500 Index oscillated. Alternating up and down with light volume, it attempted to handicap the impact of a pending interest rate hike by the Federal Reserve Board, uncertainty over oil prices and the handover of power in Iraq. In the end, investors decided to focus on positive corporate earnings reports and other signs of continued economic recovery, which extended the May rally for the S&P 500 Index, but still finished below its February high. For the month of June, the S&P 500 Index earned 1.94%. The Gateway Fund maintained a steady advance and finished the month of June up 1.15%, its best month in the first half of 2004. The bond market rallied when the Federal Reserve Board announced its 25 basis points interest rate hike on June 30, saving a positive monthly return. The Lehman Brothers U.S. Intermediate Government/Credit Bond Index finished up 0.30%, its only positive month of the second quarter.

MARKET PERSPECTIVE

All in all, while the first six months of 2004 offered little reward to investors in the broad market indexes, Gateway Fund investors could take some solace in earning a positive return while negotiating a great deal of market uncertainty. As we look to the second half of the year, downside risks are still present and, because of these, we expect volatility to be on increase. Whether or not that increased volatility will be accompanied by a declining market is certainly a concern, but a foregone conclusion. The Gateway Fund should be able to earn worthwhile premiums regardless of which market emerges while maintaining an effective hedge against a significant market decline over a short period of time.

We cordially invite you to visit our website at www.gatewayfund.com for updates on the Fund's investment results and statistics. As always, we appreciate your support and continued confidence.

/s/ Walter G. Sall

Walter G. Sall
Chairman

/s/ Patrick Rogers

Patrick Rogers, CFA
Portfolio Manager

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

                         GROWTH OF A $10,000 INVESTMENT
                          July 1, 1994 - June 30, 2004

                                  [LINE GRAPH]

                                                         LEHMAN BROTHERS
                                                        U.S. INTERMEDIATE
                                                        GOVERNMENT/CREDIT
                    GATEWAY FUND     S&P 500 INDEX         BOND INDEX
                    ------------     -------------      -----------------
                     $10,000.00        $10,000.00          $10,000.00
Jul-94               $10,283.69        $10,328.40          $10,144.00
Aug-94               $10,451.32        $10,750.83          $10,175.45
Sep-94               $10,457.77        $10,488.51          $10,081.83
Oct-94               $10,632.61        $10,723.45          $10,080.82
Nov-94               $10,451.29        $10,332.91          $10,035.46
Dec-94               $10,690.88        $10,486.14          $10,070.58
Jan-95               $10,870.45        $10,758.05          $10,239.77
Feb-95               $11,029.29        $11,176.54          $10,451.73
Mar-95               $11,139.79        $11,506.36          $10,511.31
Apr-95               $11,229.96        $11,844.64          $10,641.65
May-95               $11,306.33        $12,317.24          $10,963.03
Jun-95               $11,348.16        $12,603.37          $11,036.48
Jul-95               $11,417.82        $13,020.55          $11,037.58
Aug-95               $11,473.55        $13,053.23          $11,138.02
Sep-95               $11,598.96        $13,604.07          $11,218.22
Oct-95               $11,633.94        $13,555.51          $11,342.74
Nov-95               $11,794.84        $14,149.24          $11,491.33
Dec-95               $11,871.15        $14,421.75          $11,611.99
Jan-96               $12,025.60        $14,912.67          $11,711.85
Feb-96               $11,983.51        $15,050.91          $11,574.82
Mar-96               $12,074.82        $15,195.85          $11,514.63
Apr-96               $12,229.74        $15,419.84          $11,474.33
May-96               $12,335.41        $15,816.13          $11,465.15
Jun-96               $12,441.00        $15,876.39          $11,586.68
Jul-96               $12,243.31        $15,174.97          $11,621.44
Aug-96               $12,412.76        $15,495.01          $11,630.74
Sep-96               $12,702.22        $16,365.83          $11,792.41
Oct-96               $12,857.95        $16,817.20          $12,001.13
Nov-96               $13,077.44        $18,086.89          $12,159.55
Dec-96               $13,121.38        $17,728.59          $12,081.73
Jan-97               $13,341.42        $18,834.86          $12,128.85
Feb-97               $13,355.56        $18,983.65          $12,151.89
Mar-97               $13,278.10        $18,205.32          $12,068.04
Apr-97               $13,548.71        $19,290.36          $12,210.45
May-97               $13,655.47        $20,463.21          $12,311.79
Jun-97               $13,840.64        $21,379.97          $12,423.83
Jul-97               $14,090.33        $23,079.67          $12,676.03
Aug-97               $13,854.88        $21,786.75          $12,612.65
Sep-97               $14,275.79        $22,978.48          $12,758.96
Oct-97               $14,054.23        $22,210.08          $12,900.59
Nov-97               $14,518.86        $23,238.19          $12,928.97
Dec-97               $14,741.87        $23,637.19          $13,032.40
Jan-98               $14,976.56        $23,897.20          $13,203.12
Feb-98               $15,195.52        $25,620.66          $13,192.56
Mar-98               $15,344.13        $26,932.70          $13,234.78
Apr-98               $15,500.79        $27,203.64          $13,300.95
May-98               $15,602.63        $26,736.01          $13,398.05
Jun-98               $15,837.61        $27,822.03          $13,483.80
Jul-98               $15,806.25        $27,527.11          $13,530.99
Aug-98               $15,006.14        $23,552.20          $13,743.43
Sep-98               $15,437.57        $25,060.95          $14,088.39
Oct-98               $15,971.86        $27,099.41          $14,074.30
Nov-98               $16,411.09        $28,741.90          $14,072.89
Dec-98               $16,549.10        $30,398.01          $14,129.18
Jan-99               $16,823.82        $31,669.26          $14,206.89
Feb-99               $16,847.37        $30,684.98          $13,998.05
Mar-99               $17,178.09        $31,912.68          $14,103.04
Apr-99               $17,461.87        $33,148.66          $14,146.75
May-99               $17,532.76        $32,366.02          $14,037.82
Jun-99               $17,840.29        $34,162.34          $14,047.65
Jul-99               $17,722.01        $33,096.47          $14,035.01
Aug-99               $17,816.64        $32,930.99          $14,046.24
Sep-99               $17,840.34        $32,028.35          $14,176.87
Oct-99               $18,266.01        $34,055.10          $14,213.73
Nov-99               $18,463.10        $34,747.44          $14,230.78
Dec-99               $18,694.07        $36,794.07          $14,183.82
Jan-00               $18,780.07        $34,947.01          $14,131.34
Feb-00               $18,851.43        $34,286.51          $14,247.22
Mar-00               $19,317.06        $37,639.73          $14,395.39
Apr-00               $19,388.53        $36,506.77          $14,362.28
May-00               $19,460.27        $35,758.38          $14,385.26
Jun-00               $19,870.88        $36,641.62          $14,638.44
Jul-00               $19,847.04        $36,070.01          $14,749.69
Aug-00               $20,494.05        $38,309.95          $14,923.74
Sep-00               $20,328.05        $36,287.19          $15,059.54
Oct-00               $20,161.36        $36,134.78          $15,128.82
Nov-00               $19,790.39        $33,287.36          $15,334.57
Dec-00               $19,928.92        $33,450.47          $15,616.73
Jan-01               $20,433.12        $34,637.96          $15,872.84
Feb-01               $19,703.66        $31,482.44          $16,023.63
Mar-01               $19,069.20        $29,489.60          $16,147.01
Apr-01               $19,599.33        $31,778.00          $16,105.03
May-01               $19,756.12        $31,990.91          $16,195.22
Jun-01               $19,669.20        $31,213.53          $16,255.14
Jul-01               $19,643.63        $30,907.64          $16,593.25
Aug-01               $18,965.92        $28,975.91          $16,759.18
Sep-01               $18,226.25        $26,637.56          $17,003.87
Oct-01               $18,505.11        $27,146.33          $17,286.13
Nov-01               $19,001.05        $29,228.46          $17,113.27
Dec-01               $19,229.06        $29,485.67          $17,019.15
Jan-02               $19,290.59        $29,055.18          $17,107.65
Feb-02               $19,132.41        $28,494.41          $17,242.80
Mar-02               $19,490.19        $29,565.80          $16,982.43
Apr-02               $19,000.98        $27,774.11          $17,262.64
May-02               $18,991.48        $27,571.36          $17,435.27
Jun-02               $18,247.02        $25,608.28          $17,585.21
Jul-02               $17,590.12        $23,613.40          $17,792.72
Aug-02               $17,808.24        $23,766.88          $18,057.83
Sep-02               $16,697.01        $21,185.80          $18,381.06
Oct-02               $18,009.39        $23,048.03          $18,309.38
Nov-02               $18,648.73        $24,403.26          $18,292.90
Dec-02               $18,292.53        $22,970.79          $18,691.68
Jan-03               $18,080.34        $22,371.25          $18,689.81
Feb-03               $17,834.45        $22,035.68          $18,953.34
Mar-03               $18,142.98        $22,249.42          $18,972.29
Apr-03               $19,059.21        $24,080.55          $19,116.48
May-03               $19,367.96        $25,347.19          $19,500.72
Jun-03               $19,358.28        $25,671.63          $19,487.07
Jul-03               $19,604.13        $26,123.45          $18,957.02
Aug-03               $19,833.50        $26,632.86          $19,002.52
Sep-03               $19,736.31        $26,350.55          $19,483.29
Oct-03               $20,089.59        $27,839.36          $19,300.14
Nov-03               $20,230.22        $28,084.35          $19,327.16
Dec-03               $20,414.32        $29,555.97          $19,495.31
Jan-04               $20,493.93        $30,099.80          $19,623.98
Feb-04               $20,635.34        $30,518.18          $19,824.14
Mar-04               $20,662.17        $30,057.36          $19,978.77
Apr-04               $20,573.32        $29,585.46          $19,505.27
May-04               $20,750.25        $29,990.78          $19,417.50
Jun-04               $20,988.88        $30,572.60          $19,475.75

                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2004

One Year                 8.44%
Five Years               3.31%
Ten Years                7.70%

Performance data throughout this report represents past performance and is no guarantee of future results. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                               VALUE (000's)
------                                                               -------------
                  COMMON STOCKS - 96.1%
                  CONSUMER DISCRETIONARY - 10.5%
 43,100           AutoNation, Inc. *                                   $    737
 13,600           AutoZone, Inc. *                                        1,089
 48,300           Bed Bath & Beyond Inc. *                                1,857
 52,100           Best Buy Co., Inc.                                      2,644
 18,500           Big Lots, Inc. *                                          268
 12,650           Black & Decker Corporation                                786
 14,050           Boise Cascade Corporation                                 529
 15,000           Brunswick Corporation                                     612
101,400           Carnival Corporation                                    4,766
 19,800           Centex Corporation                                        906
 32,750           Circuit City Stores - Circuit City Group                  424
 98,200           Clear Channel Communications, Inc.                      3,628
358,810           Comcast Corporation - Class A *                        10,057
 11,900           Cooper Tire & Rubber Company                              274
 23,900           Dana Corporation                                          468
 25,600           Darden Restaurants, Inc.                                  526
 89,593           Delphi Corporation                                        957
 13,500           Dillard's, Inc. - Class A                                 301
 53,025           Dollar General Corporation                              1,037
 13,100           Dow Jones & Company, Inc.                                 591
 45,900           Eastman Kodak Company                                   1,238
105,300           eBay Inc. *                                             9,682
 27,500           Family Dollar Stores, Inc.                                837
 28,700           Federated Department Stores, Inc.                       1,409
292,963           Ford Motor Company                                      4,585
 23,500           Fortune Brands, Inc.                                    1,773
 43,900           Gannett Co., Inc.                                       3,725
144,100           Gap, Inc.                                               3,494
 90,400           General Motors Corporation                              4,212
 27,900           Genuine Parts Company                                   1,107
 28,100           Goodyear Tire & Rubber Company *                          255
 47,300           Harley-Davidson, Inc.                                   2,930
 17,950           Harrah's Entertainment, Inc.                              971
 28,200           Hasbro, Inc.                                              536
 61,300           Hilton Hotels Corporation                               1,144
355,750           Home Depot, Inc.                                       12,522
 55,700           International Game Technology                           2,150
 67,000           Interpublic Group of Companies, Inc. *                    920
 45,200           J. C. Penney Company, Inc.                              1,707
 30,500           Johnson Controls, Inc.                                  1,628
 20,100           Jones Apparel Group, Inc.                                 794
  7,400           KB HOME                                                   508
 12,700           Knight-Ridder, Inc.                                       914

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                    VALUE (000's)
------                                                                    -------------
                     CONSUMER DISCRETIONARY (CONTINUED)
 54,400              Kohl's Corporation *                                  $   2,300
 30,700              Leggett & Platt, Incorporated                               820
 75,300              Limited Brands                                            1,408
 17,800              Liz Claiborne Inc.                                          640
126,000              Lowe's Companies, Inc.                                    6,621
 36,300              Marriott International, Inc. - Class A                    1,811
 67,600              Mattel, Inc.                                              1,234
 46,700              May Department Stores Company                             1,284
 12,700              Maytag Corporation                                          311
201,500              McDonald's Corporation                                    5,239
 30,400              McGraw-Hill Companies, Inc.                               2,328
  8,000              Meredith Corporation                                        440
 23,900              New York Times Company - Class A                          1,069
 44,200              Newell Rubbermaid Inc.                                    1,039
 42,400              NIKE, Inc. - Class B                                      3,212
 22,300              Nordstrom, Inc.                                             950
 50,200              Office Depot, Inc. *                                        899
 30,300              Omnicom Group Inc.                                        2,299
 20,300              Pulte Homes, Inc.                                         1,056
 25,550              RadioShack Corporation                                      731
  9,500              Reebok International Ltd.                                   342
 34,300              Sears, Roebuck and Co.                                    1,295
 22,900              Sherwin-Williams Company                                    951
  9,200              Snap-on Incorporated                                        309
 13,200              Stanley Works                                               602
 79,600              Staples, Inc.                                             2,333
 63,600              Starbucks Corporation *                                   2,765
 33,400              Starwood Hotels & Resorts Worldwide, Inc.                 1,498
146,200              Target Corporation                                        6,209
 23,400              Tiffany & Co.                                               862
729,400              Time Warner Inc. *                                       12,823
 79,200              TJX Companies, Inc.                                       1,912
 34,550              Toys R Us, Inc. *                                           550
 52,600              Tribune Company                                           2,395
 52,000              Univision Communications Inc. - Class A *                 1,660
 17,600              VF Corporation                                              857
277,291              Viacom Inc. - Class B                                     9,905
 20,709              Visteon Corp.                                               242
328,600              Walt Disney Company                                       8,376
 18,300              Wendy's International, Inc.                                 638
 11,000              Whirlpool Corporation                                       755
 46,400              Yum! Brands, Inc.                                         1,727
                                                                             -------
                                                                             186,195
                                                                             -------

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
                         CONSUMER STAPLES - 10.7%
  5,800                  Adolph Coors Company - Class B                          $       420
 14,650                  Alberto-Culver Company - Class B                                735
 58,900                  Albertson's, Inc.                                             1,563
328,300                  Altria Group, Inc.                                           16,431
128,850                  Anheuser-Busch Companies                                      6,958
104,040                  Archer-Daniels-Midland Company                                1,746
 75,400                  Avon Products, Inc.                                           3,479
 19,400                  Brown-Forman Corporation - Class B                              936
 65,650                  Campbell Soup Company                                         1,765
 34,200                  Clorox Company                                                1,839
389,850                  Coca-Cola Company                                            19,680
 75,100                  Coca-Cola Enterprises Inc.                                    2,177
 85,000                  Colgate-Palmolive Company                                     4,968
 84,400                  ConAgra Foods, Inc.                                           2,286
 73,500                  Costco Wholesale Corporation                                  3,019
 63,700                  CVS Corporation                                               2,677
 60,400                  General Mills, Inc.                                           2,871
160,600                  Gillette Company                                              6,809
 56,200                  H. J. Heinz Company                                           2,203
 41,800                  Hershey Foods Corporation                                     1,934
 65,700                  Kellogg Company                                               2,750
 80,300                  Kimberly-Clark Corporation                                    5,290
118,900                  Kroger Co. *                                                  2,164
 22,100                  McCormick & Company, Incorporated                               751
 41,500                  Pepsi Bottling Group, Inc.                                    1,267
273,180                  PepsiCo, Inc.                                                14,719
411,000                  Procter & Gamble Company                                     22,375
 13,800                  R. J. Reynolds Tobacco Holdings, Inc.                           933
 71,400                  Safeway Inc. *                                                1,809
126,700                  Sara Lee Corporation                                          2,913
 21,600                  Supervalu, Inc.                                                 661
102,500                  SYSCO Corporation                                             3,677
 26,400                  UST Inc.                                                        950
686,400                  Wal-Mart Stores, Inc.                                        36,214
163,800                  Walgreen Co.                                                  5,931
 22,900                  Winn-Dixie Stores, Inc. *                                       165
 36,100                  Wm. Wrigley Jr. Company                                       2,276
                                                                                     -------
                                                                                     189,341
                                                                                     -------
                         ENERGY - 6.3%
 14,500                  Amerada Hess Corporation                                      1,148
 40,447                  Anadarko Petroleum Corporation                                2,370
 52,214                  Apache Corporation                                            2,274
 11,300                  Ashland Inc.                                                    597

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
                             ENERGY (CONTINUED)
   53,400                    Baker Hughes Incorporated                            $    2,011
   25,650                    BJ Services Company *                                     1,176
   63,600                    Burlington Resources Inc.                                 2,301
  171,457                    ChevronTexaco Corporation                                16,136
  110,031                    ConocoPhillips                                            8,394
   38,500                    Devon Energy Corporation                                  2,541
  102,736                    El Paso Corporation                                         810
   18,700                    EOG Resources, Inc.                                       1,117
1,046,582                    Exxon Mobil Corporation                                  46,479
   70,350                    Halliburton Company                                       2,129
   16,100                    Kerr-McGee Corporation                                      866
   19,900                    Kinder Morgan, Inc.                                       1,180
   55,100                    Marathon Oil Corporation                                  2,085
   23,800                    Nabors Industries, Ltd. *                                 1,076
   21,600                    Noble Corporation *                                         818
   62,600                    Occidental Petroleum Corporation                          3,030
   16,800                    Rowan Companies, Inc. *                                     409
   94,100                    Schlumberger Limited                                      5,976
   12,200                    Sunoco, Inc.                                                776
   51,580                    Transocean Inc. *                                         1,493
   42,500                    Unocal Corporation                                        1,615
   20,600                    Valero Energy Corporation                                 1,519
   83,300                    Williams Companies, Inc.                                    991
                                                                                     -------
                                                                                     111,317
                                                                                     -------
                             FINANCIALS - 19.5%
   45,500                    ACE Limited                                               1,924
   81,500                    AFLAC Incorporated                                        3,326
  112,700                    Allstate Corporation                                      5,246
   17,300                    Ambac Financial Group, Inc.                               1,270
  204,500                    American Express Company                                 10,507
  417,036                    American International Group, Inc.                       29,726
   56,300                    AmSouth Bancorporation                                    1,434
   50,600                    Aon Corporation                                           1,441
   15,000                    Apartment Investment & Management Co. - Class A             467
  326,340                    Bank of America Corporation                              27,615
  124,600                    Bank of New York Company, Inc.                            3,673
  179,680                    Bank One Corporation                                      9,164
   89,800                    BB&T Corporation                                          3,320
   16,750                    Bear Stearns Companies Inc.                               1,412
   38,500                    Capital One Financial Corporation                         2,633
  218,575                    Charles Schwab Corporation                                2,100
   35,985                    Charter One Financial, Inc.                               1,590
   30,400                    Chubb Corporation                                         2,073

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                      VALUE (000's)
------                                                                      -------------
                         FINANCIALS (CONTINUED)
 26,770                  Cincinnati Financial Corporation                    $    1,165
827,615                  Citigroup Inc.                                          38,484
 27,700                  Comerica Incorporated                                    1,520
 44,799                  Countrywide Financial Corporation                        3,147
 58,400                  E*TRADE Financial Corporation *                            651
 64,400                  Equity Office Properties Trust                           1,752
 45,000                  Equity Residential                                       1,338
155,100                  Fannie Mae                                              11,068
 17,300                  Federated Investors, Inc. - Class B                        525
 90,019                  Fifth Third Bancorp                                      4,841
 19,750                  First Horizon National Corporation                         898
 40,100                  Franklin Resources, Inc.                                 2,008
110,400                  Freddie Mac                                              6,988
 24,500                  Golden West Financial Corporation                        2,606
 77,250                  Goldman Sachs Group, Inc.                                7,274
 46,800                  Hartford Financial Services Group, Inc.                  3,217
 36,810                  Huntington Bancshares Incorporated                         843
333,400                  J.P. Morgan Chase & Co.                                 12,926
 38,500                  Janus Capital Group Inc.                                   635
 22,400                  Jefferson-Pilot Corporation                              1,138
 65,600                  KeyCorp                                                  1,961
 44,400                  Lehman Brothers Holdings Inc.                            3,341
 28,500                  Lincoln National Corporation                             1,347
 29,600                  Loews Corporation                                        1,775
 19,000                  M&T Bank Corporation                                     1,659
 83,600                  Marsh & McLennan Companies, Inc.                         3,794
 35,600                  Marshall & Ilsley Corporation                            1,392
 23,100                  MBIA Inc.                                                1,319
204,700                  MBNA Corporation                                         5,279
 67,900                  Mellon Financial Corporation                             1,992
153,850                  Merrill Lynch & Co., Inc.                                8,305
121,200                  MetLife, Inc.                                            4,345
 15,800                  MGIC Investment Corporation                              1,199
 24,100                  Moody's Corporation                                      1,558
176,000                  Morgan Stanley                                           9,287
 99,700                  National City Corporation                                3,490
 27,700                  North Fork Bancorporation, Inc.                          1,054
 35,300                  Northern Trust Corporation                               1,492
 29,300                  Plum Creek Timber Company, Inc.                            955
 45,300                  PNC Financial Services Group, Inc.                       2,404
 51,200                  Principal Financial Group, Inc.                          1,781
 34,900                  Progressive Corporation                                  2,977
 29,000                  ProLogis                                                   955

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
                         FINANCIALS (CONTINUED)
 46,700                  Providian Financial Corporation *                         $     685
 84,100                  Prudential Financial, Inc.                                    3,908
 35,200                  Regions Financial Corporation                                 1,287
 22,300                  SAFECO Corporation                                              981
 33,550                  Simon Property Group, Inc.                                    1,725
 70,300                  SLM Corporation                                               2,844
 53,000                  SouthTrust Corporation                                        2,057
106,779                  St. Paul Travelers Companies, Inc.                            4,329
 53,800                  State Street Corporation                                      2,638
 45,400                  SunTrust Banks, Inc.                                          2,950
 48,900                  Synovus Financial Corp.                                       1,238
 20,200                  T. Rowe Price Group Inc.                                      1,018
 17,800                  Torchmark Corporation                                           958
303,583                  U. S. Bancorp                                                 8,367
 30,500                  Union Planters Corporation                                      909
 47,500                  UnumProvident Corporation                                       755
210,600                  Wachovia Corporation                                          9,372
140,150                  Washington Mutual, Inc.                                       5,415
270,050                  Wells Fargo & Company                                        15,455
 22,100                  XL Capital Ltd. - Class A                                     1,668
 14,500                  Zions Bancorporation                                            891
                                                                                   ---------
                                                                                     345,056
                                                                                   ---------
                         HEALTH CARE - 12.9%
250,100                  Abbott Laboratories                                          10,194
 24,400                  Aetna Inc.                                                    2,074
 21,100                  Allergan, Inc.                                                1,889
 18,000                  AmerisourceBergen Corporation                                 1,076
203,577                  Amgen Inc. *                                                 11,109
 22,200                  Anthem, Inc. *                                                1,988
 32,375                  Applera Corp. - Applied Biosystems Group                        704
  8,500                  Bausch & Lomb Incorporated                                      553
 98,000                  Baxter International Inc.                                     3,382
 40,700                  Becton, Dickinson and Company                                 2,108
 54,200                  Biogen Idec Inc. *                                            3,428
 40,950                  Biomet, Inc.                                                  1,820
133,700                  Boston Scientific Corporation *                               5,722
311,200                  Bristol-Myers Squibb Company                                  7,625
 16,600                  C. R. Bard, Inc.                                                940
 68,850                  Cardinal Health, Inc.                                         4,823
 73,200                  Caremark Rx, Inc. *                                           2,411
 30,200                  Chiron Corporation *                                          1,348
 22,750                  CIGNA Corporation                                             1,566
180,900                  Eli Lilly and Company                                        12,647

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                          VALUE (000's)
------                                                                          -------------
                             HEALTH CARE (CONTINUED)
   12,500                    Express Scripts, Inc. *                              $     990
   59,100                    Forest Laboratories, Inc. *                              3,347
   36,300                    Genzyme Corporation *                                    1,718
   50,300                    Guidant Corporation                                      2,811
   77,600                    HCA Inc.                                                 3,227
   39,000                    Health Management Associates, Inc. - Class A               874
   24,770                    Hospira, Inc. *                                            684
   25,700                    Humana Inc. *                                              434
   37,700                    IMS Health Incorporated                                    884
  475,272                    Johnson & Johnson                                       26,473
   38,799                    King Pharmaceuticals Inc. *                                444
   14,400                    Manor Care, Inc.                                           471
   46,900                    McKesson Corporation                                     1,610
   43,637                    Medco Health Solutions, Inc. *                           1,636
   40,000                    MedImmune, Inc. *                                          936
  194,050                    Medtronic Inc.                                           9,454
  355,550                    Merck & Co., Inc.                                       16,889
    7,900                    Millipore Corporation *                                    445
   43,200                    Mylan Laboratories Inc.                                    875
1,221,550                    Pfizer Inc.                                             41,875
   16,400                    Quest Diagnostics Incorporated                           1,393
  235,500                    Schering-Plough Corporation                              4,352
   28,100                    St. Jude Medical, Inc. *                                 2,126
   64,000                    Stryker Corporation                                      3,520
   74,300                    Tenet Healthcare Corporation *                             996
   26,400                    Thermo Electron Corporation *                              812
   98,400                    UnitedHealth Group Incorporated                          6,126
   19,200                    Waters Corporation *                                       917
   17,400                    Watson Pharmaceuticals, Inc. *                             468
   24,900                    Wellpoint Health Networks Inc. *                         2,789
  213,400                    Wyeth                                                    7,717
   39,320                    Zimmer Holdings, Inc. *                                  3,468
                                                                                  ---------
                                                                                    228,168
                                                                                  ---------
                             INDUSTRIALS - 11.0%
  125,300                    3M Co.                                                  11,278
   51,000                    Allied Waste Industries, Inc. *                            672
   32,025                    American Power Conversion Corporation                      629
   34,450                    American Standard Companies Inc. *                       1,389
   28,100                    Apollo Group, Inc. - Class A *                           2,481
   17,600                    Avery Dennison Corporation                               1,127
  135,002                    Boeing Company                                           6,897
   59,350                    Burlington Northern Santa Fe Corporation                 2,081
   54,600                    Caterpillar Inc.                                         4,337

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                             VALUE (000's)
------                                                                             -------------
                             INDUSTRIALS (CONTINUED)
  163,000                    Cendant Corporation *                                    $ 3,990
   27,300                    Cintas Corporation                                         1,301
   14,700                    Cooper Industries, Ltd. - Class A                            873
    9,500                    Crane Co.                                                    298
   34,600                    CSX Corporation                                            1,134
    6,800                    Cummins, Inc.                                                425
   49,400                    Danaher Corporation                                        2,561
   40,000                    Deere & Company                                            2,806
   20,050                    Delta Air Lines, Inc. *                                      143
    8,000                    Deluxe Corporation                                           348
   32,600                    Dover Corporation                                          1,372
   24,200                    Eaton Corporation                                          1,567
   67,500                    Emerson Electric Co.                                       4,290
   21,900                    Equifax Inc.                                                 542
   47,900                    FedEx Corp.                                                3,913
   13,400                    Fluor Corporation                                            639
   31,950                    General Dynamics Corporation                               3,173
1,689,186                    General Electric Company                                  54,730
   18,700                    Goodrich Corporation                                         605
   28,000                    H&R Block, Inc.                                            1,335
  137,650                    Honeywell International Inc.                               5,042
   49,800                    Illinois Tool Works Inc.                                   4,775
   27,600                    Ingersoll-Rand Company                                     1,885
   14,700                    ITT Industries, Inc.                                       1,220
   71,900                    Lockheed Martin Corporation                                3,745
   70,200                    Masco Corporation                                          2,189
   18,700                    Monster Worldwide Inc. *                                     481
   11,100                    Navistar International Corporation *                         430
   62,750                    Norfolk Southern Corporation                               1,664
   58,092                    Northrop Grumman Corporation                               3,120
   28,100                    PACCAR Inc.                                                1,630
   20,000                    Pall Corporation                                             524
   19,200                    Parker-Hannifin Corporation                                1,142
   37,100                    Pitney Bowes Inc.                                          1,642
   13,525                    Power-One, Inc. *                                            148
   34,800                    R. R. Donnelley & Sons Company                             1,149
   71,550                    Raytheon Company                                           2,559
   27,500                    Robert Half International Inc.                               819
   29,750                    Rockwell Automation, Inc.                                  1,116
   28,400                    Rockwell Collins                                             946
   10,500                    Ryder System, Inc.                                           421
  126,550                    Southwest Airlines Co.                                     2,122
   22,000                    Textron Inc.                                               1,306

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
                             INDUSTRIALS (CONTINUED)
    9,400                    Thomas & Betts Corporation *                          $     256
  321,003                    Tyco International Ltd.                                  10,638
   41,700                    Union Pacific Corporation                                 2,479
  180,500                    United Parcel Service, Inc. - Class B                    13,568
   82,300                    United Technologies Corporation                           7,529
   14,700                    W. W. Grainger, Inc.                                        845
   93,000                    Waste Management, Inc.                                    2,850
                                                                                   ---------
                                                                                     195,176
                                                                                   ---------
                             INFORMATION TECHNOLOGY - 16.5%
  129,625                    ADC Telecommunications, Inc. *                              368
   38,300                    Adobe Systems Incorporated                                1,781
   56,525                    Advanced Micro Devices, Inc. *                              899
   21,800                    Affiliated Computer Services, Inc. - Class A *            1,154
   76,825                    Agilent Technologies, Inc. *                              2,249
   59,800                    Altera Corporation *                                      1,329
   60,100                    Analog Devices, Inc.                                      2,830
   25,600                    Andrew Corporation *                                        512
   60,850                    Apple Computer, Inc. *                                    1,980
  269,900                    Applied Materials, Inc. *                                 5,295
   50,100                    Applied Micro Circuits Corporation *                        267
   18,200                    Autodesk, Inc.                                              779
   94,400                    Automatic Data Processing, Inc.                           3,953
   71,103                    Avaya Inc. *                                              1,123
   35,750                    BMC Software, Inc. *                                        661
   50,500                    Broadcom Corporation - Class A *                          2,362
   90,900                    CIENA Corporation *                                         338
1,082,225                    Cisco Systems, Inc. *                                    25,649
   27,200                    Citrix Systems, Inc. *                                      554
   93,300                    Computer Associates International, Inc.                   2,618
   29,950                    Computer Sciences Corporation *                           1,391
   61,700                    Compuware Corporation *                                     407
   31,425                    Comverse Technology, Inc. *                                 627
   22,900                    Convergys Corporation *                                     353
  219,675                    Corning Incorporated *                                    2,869
  403,500                    Dell Inc. *                                              14,453
   48,600                    Electronic Arts Inc. *                                    2,651
   77,500                    Electronic Data Systems Corporation                       1,484
  391,363                    EMC Corporation *                                         4,462
  139,869                    First Data Corporation                                    6,227
   31,150                    Fiserv, Inc. *                                            1,211
   59,650                    Gateway, Inc. *                                             268
  487,905                    Hewlett-Packard Company                                  10,295
1,035,328                    Intel Corporation                                        28,575

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                            VALUE (000's)
------                                                                            -------------
                             INFORMATION TECHNOLOGY (CONTINUED)
  269,850                    International Business Machines Corporation           $   23,787
   30,900                    Intuit Inc. *                                              1,192
   32,200                    Jabil Circuit, Inc. *                                        811
  230,550                    JDS Uniphase Corporation *                                   874
   31,500                    KLA-Tencor Corporation *                                   1,555
   20,800                    Lexmark International, Inc. *                              2,008
   49,700                    Linear Technology Corporation                              1,962
   61,125                    LSI Logic Corporation *                                      466
  685,940                    Lucent Technologies Inc. *                                 2,593
   51,800                    Maxim Integrated Products, Inc.                            2,715
   14,750                    Mercury Interactive Corporation *                            735
   97,700                    Micron Technology, Inc. *                                  1,496
1,727,650                    Microsoft Corporation                                     49,342
   30,375                    Molex Incorporated                                           974
  375,271                    Motorola, Inc.                                             6,849
   57,300                    National Semiconductor Corporation *                       1,260
   15,000                    NCR Corporation *                                            744
   55,550                    Network Appliance, Inc. *                                  1,196
   62,050                    Novell, Inc. *                                               521
   23,800                    Novellus Systems, Inc. *                                     748
   26,500                    NVIDIA Corporation *                                         543
  830,698                    Oracle Corporation *                                       9,910
   43,250                    Parametric Technology Corporation *                          216
   60,400                    Paychex, Inc.                                              2,046
   58,400                    PeopleSoft, Inc. *                                         1,080
   20,500                    PerkinElmer, Inc.                                            411
   28,300                    PMC-Sierra, Inc. *                                           406
   14,850                    QLogic Corporation *                                         395
  129,900                    QUALCOMM Incorporated                                      9,480
   22,349                    Sabre Holdings Corporation                                   619
   83,400                    Sanmina-SCI Corporation *                                    759
   24,575                    Scientific-Atlanta, Inc.                                     848
   80,500                    Siebel Systems, Inc. *                                       860
  153,900                    Solectron Corporation *                                      996
  532,275                    Sun Microsystems, Inc. *                                   2,310
   46,600                    SunGard Data Systems Inc. *                                1,212
   50,050                    Symantec Corporation *                                     2,191
   37,650                    Symbol Technologies, Inc.                                    555
   13,700                    Tektronix, Inc.                                              466
   66,500                    Tellabs, Inc. *                                              581
   31,000                    Teradyne, Inc. *                                             704
  277,050                    Texas Instruments Incorporated                             6,699
   53,400                    Unisys Corporation *                                         741

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                             VALUE (000's)
------                                                                             -------------
                         INFORMATION TECHNOLOGY (CONTINUED)
 69,076                  VERITAS Software Corporation *                              $    1,913
128,200                  Xerox Corporation *                                              1,859
 55,500                  Xilinx, Inc.                                                     1,849
215,550                  Yahoo! Inc. *                                                    7,831
                                                                                     ----------
                                                                                        291,282
                                                                                     ----------
                         MATERIALS - 2.8%
 36,500                  Air Products and Chemicals, Inc.                                 1,914
139,370                  Alcoa Inc.                                                       4,603
 13,123                  Allegheny Technologies Incorporated                                237
  9,000                  Ball Corporation                                                   648
 17,000                  Bemis Company, Inc.                                                480
149,948                  Dow Chemical Company                                             6,103
160,300                  E. I. du Pont de Nemours and Company                             7,121
 12,400                  Eastman Chemical Company                                           573
 41,300                  Ecolab Inc.                                                      1,309
 19,900                  Engelhard Corporation                                              643
 28,200                  Freeport-McMoRan Copper & Gold, Inc. - Class B                     935
 40,938                  Georgia-Pacific Group                                            1,514
  8,000                  Great Lakes Chemical Corporation                                   217
 17,500                  Hercules Incorporated *                                            213
 14,900                  International Flavors & Fragrances Inc.                            557
 77,576                  International Paper Company                                      3,468
 17,300                  Louisiana-Pacific Corporation                                      409
 32,325                  MeadWestvaco Corporation                                           950
 42,795                  Monsanto Company                                                 1,648
 71,000                  Newmont Mining Corporation                                       2,752
 12,700                  Nucor Corporation                                                  975
 24,500                  Pactiv Corporation *                                               611
 14,900                  Phelps Dodge Corporation                                         1,155
 27,500                  PPG Industries, Inc.                                             1,719
 52,200                  Praxair, Inc.                                                    2,083
 36,000                  Rohm and Haas Company                                            1,497
 13,600                  Sealed Air Corporation *                                           725
 11,000                  Sigma-Aldrich Corporation                                          656
  8,800                  Temple-Inland Inc.                                                 609
 18,100                  United States Steel Corporation                                    636
 16,300                  Vulcan Materials Company                                           775
 38,850                  Weyerhaeuser Company                                             2.452
 14,000                  Worthington Industries, Inc.                                       287
                                                                                     ----------
                                                                                         50,474
                                                                                     ----------

                         TELECOMMUNICATION SERVICES - 3.3%
 49,400                  ALLTEL Corporation                                               2,501
127,121                  AT&T Corp.                                                       1,860

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                        VALUE (000's)
------                                                        -------------
            TELECOMMUNICATION SERVICES (CONTINUED)

436,609     AT&T Wireless Services Inc. *                    $         6,252
293,500     BellSouth Corporation                                      7,696
 22,300     CenturyTel, Inc.                                             670
 46,200     Citizens Communications Company *                            559
177,750     Nextel Communications, Inc. - Class A *                    4,739
285,664     Qwest Communications International Inc. *                  1,025
529,856     SBC Communications Inc.                                   12,849
228,350     Sprint Corporation                                         4,019
443,468     Verizon Communications Inc.                               16,049
                                                             ---------------
                                                                      58,219
                                                             ---------------
            UTILITIES - 2.6%

102,100     AES Corporation *                                          1,014
 20,300     Allegheny Energy, Inc. *                                     313
 29,200     Ameren Corporation                                         1,254
 63,350     American Electric Power Company, Inc.                      2,027
 66,600     Calpine Corporation *                                        288
 49,300     CenterPoint Energy, Inc.                                     567
 28,700     Cinergy Corp.                                              1,091
 26,100     CMS Energy Corporation *                                     238
 38,700     Consolidated Edison, Inc.                                  1,539
 27,000     Constellation Energy Group                                 1,023
 52,417     Dominion Resources, Inc.                                   3,306
 27,700     DTE Energy Company                                         1,123
146,600     Duke Energy Corporation                                    2,974
 60,600     Dynegy Inc. - Class A *                                      258
 52,400     Edison International                                       1,340
 37,000     Entergy Corporation                                        2,072
105,900     Exelon Corporation                                         3,525
 52,980     FirstEnergy Corp.                                          1,982
 29,600     FPL Group, Inc.                                            1,893
 25,600     KeySpan Corporation                                          940
  7,000     NICOR Inc.                                                   238
 42,453     NiSource Inc.                                                875
  6,000     Peoples Energy Corporation                                   253
 66,900     PG&E Corporation *                                         1,869
 14,700     Pinnacle West Capital Corporation                            594
 28,400     PPL Corporation                                            1,304
 39,553     Progress Energy, Inc.                                      1,742
 38,100     Public Service Enterprise Group Incorporated               1,525
 36,800     Sempra Energy                                              1,267
118,200     Southern Company                                           3,446
 30,200     TECO Energy, Inc.                                            362
 52,000     TXU Corporation                                            2,107

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

 SHARES                                                                                VALUE (000's)
 ------                                                                                -------------
            UTILITIES (CONTINUED)

 63,735     Xcel Energy, Inc.                                                          $        1,065
                                                                                       --------------
                                                                                               45,414
                                                                                       --------------

               Total common stocks (cost $1,373,809)                                        1,700,642
                                                                                       --------------
CONTRACTS

            PUT OPTIONS - 0.5%

  3,576     On S&P 500 Index expiring August 21, 2004 at 1025                                   1,037
  7,718     On S&P 500 Index expiring September 18, 2004 at 1025                                4,862
  3,609     On S&P 500 Index expiring September 18, 2004 at 1050                                3,104
                                                                                       --------------

               Total put options (cost $14,901)                                                 9,003
                                                                                       --------------
            REPURCHASE AGREEMENT - 5.6% **

            0.80% repurchase agreement with U. S. Bank, N. A.
               dated June 30, 2004, due July 1, 2004 (repurchase proceeds $98,751)             98,749
                                                                                       --------------

               Total common stocks, put options and repurchase agreement - 102.2%           1,808,394
                                                                                       --------------
            CALL OPTIONS - (2.6%)***

(4,470)     On S&P 500 Index expiring July 17, 2004 at 1100                                   (19,154)
(6,331)     On S&P 500 Index expiring July 17, 2004 at 1125                                   (13,675)
(4,102)     On S&P 500 Index expiring August 21, 2004 at 1125                                 (13,024)
                                                                                       --------------

               Total call options outstanding (premiums received $38,087)                     (45,853)
                                                                                       --------------

            OTHER ASSETS AND LIABILITIES, NET - 0.4%                                            7,581
                                                                                       --------------

            NET ASSETS - 100.0%                                                        $    1,770,122
                                                                                       ==============

*  Non-income producing.

** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

*** The $1,700,642,000 aggregate value of common stocks covers outstanding call options.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
        STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                             (000's)
ASSETS:

Common stocks, at value (cost $1,373,809)                  $ 1,700,642
Put options, at value (cost $14,901)                             9,003
Repurchase agreement                                            98,749
Receivable for Fund shares sold                                  6,856
Dividends and interest
receivable                                                       1,899
Other assets                                                        77
                                                           -----------
   Total assets                                              1,817,226
                                                           -----------
LIABILITIES:

Call options outstanding, at value (premiums
received $38,087)                                               45,853
Payable for Fund shares redeemed                                   622
Accrued distribution expenses                                      525
Accrued investment advisory and management fees                     15
Other accrued expenses and liabilities                              89
                                                           -----------
   Total liabilities                                            47,104
                                                           -----------

NET ASSETS                                                 $ 1,770,122
                                                           ===========

NET ASSETS CONSIST OF:

Paid-in capital                                            $ 1,654,192
Undistributed net investment income                              5,456
Accumulated net realized loss on investment transactions      (202,695)
Net unrealized appreciation on investments                     313,169
                                                           -----------
   Net assets                                              $ 1,770,122
                                                           ===========

FUND SHARES OUTSTANDING

(unlimited number of shares authorized, no par value)           74,853
                                                           ===========

NET ASSET VALUE, OFFERING  PRICE AND
 REDEMPTION PRICE PER SHARE                                $     23.65
                                                           ===========

                See accompanying notes to financial statements.

                                  GATEWAY FUND
  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                         (000's)
INVESTMENT INCOME:

Dividends                                                              $ 12,589
Interest                                                                    325
                                                                       --------
   Total investment income                                               12,914
                                                                       --------
EXPENSES:

Investment advisory and management fees                                   4,447
Distribution expenses                                                     2,757
Professional fees                                                            83
Registration fees                                                            56
Standard & Poor's licensing fees                                             50
Custodian fees                                                               44
Trustees' fees                                                               38
Insurance expense                                                            28
Other expenses                                                               25
                                                                       --------
   Total expenses                                                         7,528
                                                                       --------

NET INVESTMENT INCOME                                                     5,386
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

REALIZED LOSS ON INVESTMENT TRANSACTIONS:

Common stocks                                                            (2,585)
Put options expired and closed                                          (27,876)
Call options expired and closed                                         (10,735)
                                                                       --------
   Net realized loss on investment transactions                         (41,196)
                                                                       --------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:

Common stocks                                                            43,320
Put options                                                                  16
Call options                                                             37,411
                                                                       --------
   Net change in unrealized appreciation/depreciation on investments     80,747
                                                                       --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          39,551
                                                                       --------

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $ 44,937
                                                                       ========

                See accompanying notes to financial statements.

                                  GATEWAY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        (000's)

                                                                     Six Months       Year
                                                                       Ended         Ended
                                                                   June 30, 2004   December 31,
                                                                    (Unaudited)       2003
                                                                   -------------   ------------
FROM OPERATIONS:

Net investment income                                               $     5,386    $    10,279
Net realized loss on investment transactions                            (41,196)      (128,222)
Net change in unrealized appreciation/depreciation on investments        80,747        249,831
                                                                    -----------    -----------
   Net increase in net assets from operations                            44,937        131,888
                                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                                    -        (10,278)
                                                                    -----------    -----------
FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                               520,759        544,736
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                              -          9,123
Payments for shares redeemed                                           (201,135)      (338,356)
                                                                    -----------    -----------
   Net increase in net assets from Fund shares transactions             319,624        215,503
                                                                    -----------    -----------

NET INCREASE IN NET ASSETS                                              364,561        337,113

NET ASSETS:

Beginning of period                                                   1,405,561      1,068,448
                                                                    -----------    -----------
End of period                                                       $ 1,770,122    $ 1,405,561
                                                                    ===========    ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                 $     5,456    $        70
                                                                    ===========    ===========

FUND SHARE TRANSACTIONS:

Shares sold                                                              22,388         24,684
Shares issued in reinvestment of distributions to shareholders                -            397
Shares redeemed                                                          (8,655)       (15,429)
                                                                    -----------    -----------
   Net increase in Fund shares outstanding                               13,733          9,652
Shares outstanding, beginning of period                                  61,120         51,468
                                                                    -----------    -----------
Shares outstanding, end of period                                        74,853         61,120
                                                                    ===========    ===========

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
 FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD


                                           Six Months
                                             Ended
                                            June 30,                              Year Ended December 31,
                                              2004        ------------------------------------------------------------------------
                                          (Unaudited)         2003           2002          2001             2000           1999
                                          -----------         ----           ----          ----             ----           ----
BEGINNING NET ASSET VALUE                 $    23.00      $     20.76    $     21.98     $     22.92     $     23.67     $   21.02
                                          ----------      -----------    -----------     -----------     -----------     ---------

INVESTMENT OPERATIONS:

Net investment income                           0.07             0.17           0.15            0.11            0.08          0.07
Net realized and unrealized gain (loss)         0.58             2.24          (1.22)          (0.92)           1.49          2.65
                                          ----------      -----------    -----------     -----------     -----------     ---------
   Total from investment operations             0.65             2.41          (1.07)          (0.81)           1.57          2.72
                                          ----------      -----------    -----------     -----------     -----------     ---------
DISTRIBUTIONS:

Dividends from net investment income               -            (0.17)         (0.15)          (0.11)          (0.08)        (0.07)
Distributions from net realized gain               -                -              -           (0.02)          (2.24)            -
                                          ----------      -----------    -----------     -----------     -----------     ---------
   Total distributions                             -            (0.17)         (0.15)          (0.13)          (2.32)        (0.07)
                                          ----------      -----------    -----------     -----------     -----------     ---------

ENDING NET ASSET VALUE                    $    23.65      $     23.00    $     20.76     $     21.98     $     22.92     $   23.67
                                          ==========      ===========    ===========     ===========     ===========     =========

TOTAL RETURN                                    2.83%(1)        11.61%         (4.86%)         (3.53%)          6.61%        12.97%

ENDING NET ASSETS (000'S)                 $1,770,122      $ 1,405,561    $ 1,068,448     $ 1,285,131     $ 1,491,052     $ 922,128

AVERAGE NET ASSETS RATIOS:

Total expenses                                  0.97%(2)         0.97%          0.97%           0.97%           0.98%         0.98%
Net investment income                           0.69%(2)         0.86%          0.66%           0.43%           0.33%         0.37%

PORTFOLIO TURNOVER RATE                            4%(2)            5%            13%             18%             22%           11%

(1) Unannualized.

(2) Annualized.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
           NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning the 500 common stocks included in the S&P 500 Index and by selling index call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

                                  GATEWAY FUND
           NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows (000's):

Cost of portfolio investments        $       1,093,340
                                     =================

Gross unrealized appreciation        $         311,427
Gross unrealized depreciation                   48,107
                                     -----------------
   Net unrealized appreciation                 263,320
Undistributed ordinary income                       70
Capital loss carryforwards                    (186,689)
Other loss deferrals                            (5,708)
                                     -----------------
Distributable earnings               $          70,993
                                     =================

At December 31, 2003, $2,865,000 of the Fund's capital loss carryforwards expires December 31, 2009 and $183,824,000 expires December 31, 2011. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and certain hedged transactions, and the tax recognition of net unrealized depreciation on open option contracts at December 31, 2003. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2003 and 2002.

At June 30, 2004, based on a $1,371,105,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $359,167,000, gross unrealized depreciation totaled $66,480,000 and net unrealized appreciation totaled $292,687,000.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus all distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

                                  GATEWAY FUND
           NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, cost of purchases of investment securities (excluding short-term investments) totaled $244,191,000 and proceeds from sales totaled $27,849,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2004, transactions in written options were as follows:

                                          Contracts     Premiums (000's)
                                          ---------     ----------------
Outstanding at December 31, 2003            12,982       $      45,734
Options written                             50,800             133,592
Options terminated in closing
   purchase transactions                   (46,563)           (133,260)
Options expired                             (2,316)             (7,979)
                                            ------       -------------
Outstanding at June 30, 2004                14,903       $      38,087
                                            ======       =============

4. BANK LINE OF CREDIT

The Fund has an uncommitted $55 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2004, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the six months ended June 30, 2004, there were no borrowings on this line of credit.

                                    WEB SITE

              For general information regarding the Gateway Fund,

                         visit us at www.gatewayfund.com

                                  AFFORDABILITY

                        $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Account


                                   CONVENIENCE

                          Automatic Investment Program

                         Systematic Withdrawal Program

                              Telephone Redemptions

                                   FLEXIBILITY

                   Available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                 Gifts to Minors

ITEM 1. REPORTS TO STOCKHOLDERS

ITEM 2. CODE OF ETHICS.

Applicable to Annual Reports only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable to Annual Reports only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable to Annual Reports only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 2, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Applicable to Annual Reports only.

(a)(2) EX-99.CERT Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable.

(b) EX-99.906.CERT required by Rule 30a-2(b) of the Investment Company Act of 1940 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By /s/ Walter G. Sall
   ------------------------------------
   Walter G. Sall, Chairman

Date September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter G. Sall
   ------------------------------------
   Walter G. Sall, Chairman

Date September 2, 2004

By /s/ Gary H. Goldschmidt
   ------------------------------------
   Gary H. Goldschmidt
   Vice President and Treasurer

Date September 2, 2004